Condensed Consolidated Statements of Financial Position - AUD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 1,435,123	$ 514,140	$ 121,273
Trade and other receivables	5,743,369	4,470,101	4,437,253
Inventories	4,180,903	6,202,160	1,020,469
Prepayment of seed purchase			3,672,697
Other current assets	602,686	201,830	553,315
TOTAL CURRENT ASSETS	11,962,081	11,388,231	9,805,007
NON-CURRENT ASSETS
Investments in associates			89,977
Property, plant and equipment	15,661,741	14,617,513	10,542,592
Right-of-use asset	872,378	944,420	1,040,472
Other assets		429,841
Deferred tax assets	34,270	34,270
Intangible assets	2,582,495	2,582,495	2,582,495
TOTAL NON-CURRENT ASSETS	19,150,884	18,608,539	14,255,536
TOTAL ASSETS	31,112,965	29,996,770	24,060,543
CURRENT LIABILITIES
Trade and other payables	9,025,055	10,455,684	6,712,768
Borrowings	978,574	978,574	396,881
Lease liability, current	89,109	89,109	82,386
Income Tax liabilities		128,927
Related party loans	8,404,186	4,111,661	3,188,006
Convertible note, net of discount	1,651,041	1,181,953
Warrant liabilities	247,732	238,613
Promissory note – related party, current	1,040,641	968,216
Employee benefits	148,054	201,024	103,734
TOTAL CURRENT LIABILITIES	21,584,392	18,353,761	10,483,775
NON-CURRENT LIABILITIES
Borrowings	4,473,489	5,051,910	2,078,570
Promissory note - related party, non-current	273,676	273,676
Lease liability, non-current	812,513	879,347	971,752
Related party loans	4,981,586	4,530,507	2,873,929
TOTAL NON-CURRENT LIABILITIES	10,541,264	10,735,440	5,924,251
TOTAL LIABILITIES	32,125,656	29,089,201	16,408,026
NET (LIABILITIES)/ASSET	(1,012,691)	907,569	7,652,517
EQUITY
Share capital	3,562	3,562	2,860
Share premium	17,064,658	17,064,658	2,579,627
Foreign currency translation reserve	(322,960)
Accumulated losses	(19,451,943)	(17,950,222)	3,712,333
Total deficit attributable to equity holders of the Company	(2,706,683)	(882,002)	6,294,820
Non-controlling interest	1,693,992	1,789,571	1,357,697
TOTAL (DEFICIT)/EQUITY	$ (1,012,691)	$ 907,569	$ 7,652,517